Funding Debts - Liabilities to Individual Investors and Institutional Funding Partners (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Debt Instrument [Line Items]
Aggregate amount funded from funding sources	¥ 19,836,846,000	$ 2,876,072	¥ 18,221,528,000	¥ 20,546,221,000
Financing receivables, net					¥ 4,411,488,000
Liabilities to Individual Investors - Juzi Licai
Debt Instrument [Line Items]
Aggregate amount funded from funding sources	¥ 0		¥ 0	¥ 0
Liabilities to Funding Partners
Debt Instrument [Line Items]
Weighted average interest rate	9.30%		9.20%
Aggregate amount funded from funding sources	¥ 6,372,000,000		¥ 3,540,000,000
Financing receivables, net	¥ 734,000,000		¥ 1,193,000,000